Summary of Significant Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Summary of Significant Policies [Line Items]
Restricted cash	$ 2	$ 1,573
Estimated life period	10 years
Government grants, period	5 years
Securities, percentage	10.00%
Statutory surplus percentage	10.00%
Statutory surplus fund		272,037
Hong Kong [Member]
Summary of Significant Policies [Line Items]
Percentage of assessable profits	8.25%
Net profit	$ 2,000,000
Continuing Operations [Member]
Summary of Significant Policies [Line Items]
Restricted cash	2	1,573
Advances from customers amount	539	3,707,166
Deferred government grant
Government grant recognized
Discontinued Operations [Member]
Summary of Significant Policies [Line Items]
Restricted cash	8,037
Advances from customers amount	4,537,799	26,424,582
Deferred government grant	55,334	97,137
Government grant recognized	$ 40,074	$ 40,501	$ 42,431
PRC Companies [Member]
Summary of Significant Policies [Line Items]
Statutory surplus percentage	50.00%
AGM Technology Limited (“AGM Technology “) [Member]
Summary of Significant Policies [Line Items]
Percentage of assessable profits	16.50%
RMB [Member]
Summary of Significant Policies [Line Items]
Exchange rate	7.1884	7.0827
USD [Member]
Summary of Significant Policies [Line Items]
Exchange rate		1
Average Translation [Member] | RMB [Member]
Summary of Significant Policies [Line Items]
Exchange rate	7.1217	7.0467	6.7261
Average Translation [Member] | USD [Member]
Summary of Significant Policies [Line Items]
Exchange rate			1